RELATED PARTY INFORMATION (Tables)	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Summary of Related Party Transactions	These transactions with Stellantis are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended March 31,
	2022	2021
	(in millions)
Net sales	$—	$—
Cost of goods sold	$5	$8
Selling, general and administrative expenses	$13	$13

	March 31, 2022	December 31, 2021
	(in millions)
Trade receivables	$—	$—
Trade payables	$18	$20
The transactions with Iveco Group post-Demerger are reflected in the Condensed Combined Financial Statements as follows:

	Three Months Ended March 31,
	2022	2021
	(in millions)
Net sales	$—	$5
Cost of goods sold	$260	$231

	March 31, 2022	December 31, 2021
	(in millions)
Trade receivables	$18	$87
Trade payables	$194	$181
These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended March 31,
	2022	2021
	(in millions)
Net sales	$126	$113
Cost of goods sold	$121	$107

	March 31, 2022	December 31, 2021
	(in millions)
Trade receivables	$—	$—
Trade payables	$63	$101